Share Capital (Details Textual) - Stock Option [Member] - $ / shares	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2012
Tzvika Shukhman [Member]
Share Capital (Textual)
Ordinary shares	100,000
Exercise price	$ 1.50
Options expiration date	Dec. 31, 2021
Expiration period	10 years
Hudi Zak [Member]
Share Capital (Textual)
Ordinary shares		12,500
Exercise price		$ 1.50
Expiration period		10 years